UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		August 11, 2011

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  31
Form 13F Information Table Value Total: $259,894 ( x 1,000)

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000) PRN AMT  PRN CALL DISCRETION  MGRS  SOLE     SHARED NONE

AmerisourceBergen Corp              COM  03073E105   $14,501   350,257 SH      SOLE                350,257      0    0
Anixter Intl Inc                    COM  035290105    $7,471   114,338 SH      SOLE                114,338      0    0
Archer-Daniels-Midland Co           COM  039483102    $3,166   105,000 SH      SOLE                105,000      0    0
Blackrock Inc CL A                  COM  09247XAB7   $11,288    58,850 SH      SOLE                 58,850      0    0
CVS Caremark Corp                   COM   126650100   $7,028   187,000 SH      SOLE                187,000      0    0
DXP Enterprises Inc NEW         COM NEW   233377407   $6,749   266,235 SH      SOLE                266,235      0    0
Family Dlr Stores                   COM   307000109   $6,964   132,500 SH      SOLE                132,500      0    0
Forestar Group Inc                  COM  14159U202    $5,954   362,404 SH      SOLE                362,404      0    0
Franklin Res Inc                    COM  354613101    $6,302    48,000 SH      SOLE                 48,000      0    0
General Mls Inc                     COM   370334104   $9,167   246,300 SH      SOLE                246,300      0    0
HJ Heinz Co                         COM   423074103   $2,771    52,000 SH      SOLE                 52,000      0    0
Home Depot Inc                      COM   437076102   $8,523   235,300 SH      SOLE                235,300      0    0
Kraft Foods Inc-A                   CLA  50075N104    $6,063   172,100 SH      SOLE                172,100      0    0
Lowes Cos Inc                       COM   548661107  $16,881   724,200 SH      SOLE                724,200      0    0
Mastercard Incorporated             CLA  57636Q104    $4,580    15,200 SH      SOLE                 15,200      0    0
McDonalds Corp                      COM   580135101   $3,457    41,000 SH      SOLE                 41,000      0    0
McKesson Corp                       COM  58155Q103   $18,846   225,300 SH      SOLE                225,300      0    0
Medassets Inc                       COM  584045108    $5,057   378,523 SH      SOLE                378,523      0    0
North Amern Energy Partne           COM  656844107    $4,266   556,900 SH      SOLE                556,900      0    0
Pepsico Inc                         COM   713448108   $4,895    69,500 SH      SOLE                 69,500      0    0
Smuckers J M Co                 COM NEW   832696405   $2,431    31,800 SH      SOLE                 31,800      0    0
Staples Inc                         COM   855030102  $32,251 2,041,225 SH      SOLE              2,041,225      0    0
Stoneridge Inc                      COM  86183P102    $5,016   340,324 SH      SOLE                340,324      0    0
Sysco Corp                          COM   871829107   $1,899    60,900 SH      SOLE                 60,900      0    0
Target Corp                         COM  87612E106   $19,283   411,060 SH      SOLE                411,060      0    0
United Stationers Inc               COM   913004107  $16,475   465,006 SH      SOLE                465,006      0    0
Visa Inc                            CLA  92826C839    $5,325    63,200 SH      SOLE                 63,200      0    0
Vishay Precision Group In           COM  92835K103    $5,168   306,185 SH      SOLE                306,185      0    0
Wal Mart Stores Inc                 COM   931142102   $9,645   181,500 SH      SOLE                181,500      0    0
Walgreen Co                         COM   931422109  $4,713    111,000 SH      SOLE                111,000      0    0
Wesco International Inc             COM  95082P105   $3,759     69,500 SH      SOLE                 69,500      0    0

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